Supplemental Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 1,133	$ 924	$ 438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	457	426	415
Deferred income tax expense (benefit)	(65)	126	(28)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(27)	(57)	(79)
Changes in operating assets and liabilities:
Increase in accounts and notes receivable, net	(446)	(331)	(287)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(71)	(198)	(355)
(Increase) decrease in other assets	149	(95)	21
Increase (decrease) in accounts payable	(147)	631	486
Increase (decrease) in accrued liabilities	321	521	647
Increase (decrease) in other liabilities	(66)	(75)	(207)
Other, net	(7)	(57)	(28)
Net cash provided by operating activities	1,185	994	1,402
Investing activities:
Acquisition of businesses, net of cash acquired	(1)	(64)	(10)
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	273	241	283
Proceeds from sale of businesses	63	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(50)	(38)	(29)
Expenditures for equipment on operating leases	(476)	(396)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Withdrawals from Fiat subsidiaries' cash management pools			462
Other, net	8	21	24
Net cash used by investing activities	(2,002)	(3,550)	(46)
Financing activities:
Proceeds from issuance of long-term debt - other	5,723	2,477	3,297
Payment of long-term debt - other	(4,194)	(1,440)	(1,281)
Dividends paid	(261)	(1)
Other, net	54	2	1
Net cash provided by financing activities	804	1,069	946
Effect of foreign exchange rate changes on cash and cash equivalents	(34)	(76)	53
Increase (decrease) in cash and cash equivalents	(47)	(1,563)	2,355
Cash and cash equivalents, beginning of year	2,055	3,618	1,263
Cash and cash equivalents, end of year	2,008	2,055	3,618
Fiat Industrial subsidiaries [Member]
Financing activities:
Proceeds from issuance of long-term debt	19	3
Payment of long-term debt	(240)	(269)
Equipment Operations [Member]
Operating activities:
Net income	1,133	924	438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	331	311	291
Deferred income tax expense (benefit)	(78)	95	(34)
Loss on debt extinguishment			22
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)
Stock compensation expense	59	62	34
Undistributed income of unconsolidated subsidiaries	(254)	(193)	164
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	(16)	58	37
Increase in accounts and notes receivable, net	103	9	(84)
(Increase) decrease in inventories, net	(140)	(849)	323
Increase in prepayments and other current assets	(133)	(307)	(201)
(Increase) decrease in other assets	72	(26)	(41)
Increase (decrease) in accounts payable	(277)	594	506
Increase (decrease) in accrued liabilities	265	590	544
Increase (decrease) in other liabilities	(83)	(56)	(154)
Other, net	(38)	(81)	(34)
Net cash provided by operating activities	979	1,097	1,811
Investing activities:
Acquisition of businesses, net of cash acquired	(71)	(64)	(30)
Additions to retail receivables
Collections of retail receivables
Proceeds from sale of assets	22		13
Proceeds from sale of businesses	61	21	32
Expenditures for property, plant and equipment	(556)	(408)	(301)
Expenditures for software	(47)	(36)	(27)
Expenditures for equipment on operating leases	(7)	(2)
(Increase) decrease in restricted cash
Other, net
Net cash used by investing activities	(566)	(2,884)	168
Financing activities:
Intersegment activity	(616)	391	254
Proceeds from issuance of long-term debt - other	372	502	1,930
Payment of long-term debt - other	(638)	(794)	(690)
Net increase (decrease) in short-term revolving credit facilities	223	20	(10)
Dividends paid	(261)	(1)
Other, net	84	34	1
Net cash provided by financing activities	(817)	152	626
Effect of foreign exchange rate changes on cash and cash equivalents	(20)	(48)	39
Increase (decrease) in cash and cash equivalents	(424)	(1,683)	2,644
Cash and cash equivalents, beginning of year	1,251	2,934	290
Cash and cash equivalents, end of year	827	1,251	2,934
Equipment Operations [Member] | Fiat Industrial subsidiaries [Member]
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools	32	(2,395)
Financing activities:
Proceeds from issuance of long-term debt	19
Payment of long-term debt
Equipment Operations [Member] | Fiat subsidiaries
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools			481
Financing activities:
Proceeds from issuance of long-term debt			72
Payment of long-term debt			(931)
Financial Services [Member]
Operating activities:
Net income	301	225	159
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	126	115	124
Deferred income tax expense (benefit)	13	31	6
Loss on debt extinguishment
Loss (gain) on sale (acquisition) of unconsolidated joint venture
Stock compensation expense	4
Undistributed income of unconsolidated subsidiaries	(6)	(4)	(5)
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	16	(58)	(37)
Increase in accounts and notes receivable, net	(549)	(340)	(203)
(Increase) decrease in inventories, net
Increase in prepayments and other current assets	62	109	(154)
(Increase) decrease in other assets	77	(69)	62
Increase (decrease) in accounts payable	130	37	(20)
Increase (decrease) in accrued liabilities	56	(69)	103
Increase (decrease) in other liabilities	17	(19)	(53)
Other, net	31	24	6
Net cash provided by operating activities	278	(18)	(12)
Investing activities:
Acquisition of businesses, net of cash acquired
Additions to retail receivables	(6,361)	(5,582)	(6,662)
Collections of retail receivables	5,092	5,106	6,739
Proceeds from sale of assets	251	241	270
Proceeds from sale of businesses	2
Expenditures for property, plant and equipment
Expenditures for software	(3)	(2)	(2)
Expenditures for equipment on operating leases	(469)	(394)	(365)
(Increase) decrease in restricted cash	63	(32)	(219)
Other, net	8	21	24
Net cash used by investing activities	(1,506)	(666)	(234)
Financing activities:
Intersegment activity	616	(391)	(254)
Proceeds from issuance of long-term debt - other	5,351	1,975	1,367
Payment of long-term debt - other	(3,556)	(646)	(591)
Net increase (decrease) in short-term revolving credit facilities	(520)	277	701
Dividends paid	(68)	(85)	(397)
Other, net	36	(32)	20
Net cash provided by financing activities	1,619	832	(57)
Effect of foreign exchange rate changes on cash and cash equivalents	(14)	(28)	14
Increase (decrease) in cash and cash equivalents	377	120	(289)
Cash and cash equivalents, beginning of year	804	684	973
Cash and cash equivalents, end of year	1,181	804	684
Financial Services [Member] | Fiat Industrial subsidiaries [Member]
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools	(89)	(24)
Financing activities:
Proceeds from issuance of long-term debt		3
Payment of long-term debt	(240)	(269)
Financial Services [Member] | Fiat subsidiaries
Investing activities:
Withdrawals from Fiat subsidiaries' cash management pools			(19)
Financing activities:
Payment of long-term debt			$ (903)